TEP FUND, INC.
                               Semi-Annual Report
                                  May 31, 2000

                                 TEP FUND, INC.
                          780 THIRD AVENUE, SUITE 3103
                             NEW YORK, NY 10017-2024
                                 (212) 421-6409

                                                                   June 27, 2000

To Our Shareholders,

We are pleased to enclose a semi-annual dividend payment of $0.48 per share to stockholders of record on June 20, 2000. We also enclose our May 31, 2000 report to stockholders and a notice of change of address.

The dividend is $0.04 a share less than for the similar 1999 period. The decrease is due to three factors. Interest income decreased by $13,700. This was partially offset by reduced overhead expenses of approximately $2,000. Capital gains for the year are expected to be lower than the large gains ($68,970) of last year. Therefore, only $0.01 of such gains is included in the semi-annual dividend this year. Last year in this period $0.02 of capital gains were included, which were advanced from the large gains realized in the second half of 1999.

Interest rates increased during the six months ending May 31, 2000. This caused bond prices to decrease and the market value of the portfolio to decline $211,694. Primarily as a result of this, the net asset value per share at May 31, 2000 was $18.69 vs. $19.68 at May 31, 1999 and $19.11 at November 30, 2000.

Tep Fund, Inc. expects some bond redemptions this year. Interest rates have risen, but not to the extent that reinvestment of these funds can produce interest income equal to the amount paid on the bonds being redeemed. Such bonds were purchased years ago when interest rates were higher. However, the company's policy of varying its bond portfolio by maturity dates has worked, so that changes in interest income in any one year are not dramatic.

The management of Tep Fund continues its policy of investing in only high quality municipal bonds diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                        Sincerely,


                                        /s/ Stephen Tabb
                                        -----------------------
                                        Stephen Tabb, President

                                                       PUSTORINO,
                                                          PUGLISI      PP&C
                                                       & CO., LLP     [LOGO]
                                     CERTIFIED PUBLIC ACCOUNTANTS
                                               515 MADISON AVENUE
                                         NEW YORK, NEW YORK 10022
                              (212) 832-1110   FAX (212) 755-6748

To The Board of Directors and Shareholders
Tep Fund, Inc.
New York, New York 10016

We have reviewed the accompanying statement of net assets of Tep Fund, Inc., as of May 31, 2000 and 1999, including the portfolio of investments in tax-exempt securities as of May 31, 2000, and the related statements of operations and changes in net assets and the supplementary information for the six month periods then ended. All information included in these financial statements and the supplementary schedule is the representation of the management of Tep Fund, Inc.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial statements consists principally of inquiries of company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and supplementary schedule taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modification that should be made to the accompanying financial statements and supplementary schedule for them to be in conformity with generally accepted accounting principles.

We have previously audited, in accordance with generally accepted auditing standards, the supplementary schedule for the years ended November 30, 1999 and 1998 and in our report dated January 5, 2000, we expressed an unqualified opinion on such supplementary information.


/s/ Pustorino, Puglisi, & Co., LLP

PUSTORINO, PUGLISI, & CO., LLP
New York, New York
June 22, 2000

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF NET ASSETS
                              MAY 31, 2000 AND 1999

                                                        2000           1999
                                                    ------------   ------------
               ASSETS
               ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL               $ 11,283,398   $ 11,911,407
     BONDS
     (SCHEDULE AND NOTE 1)

CASH & MONEY MARKET ACCOUNTS                             271,475        257,906

ACCRUED INTEREST RECEIVABLE                              187,181        186,475

                                                    ------------   ------------
          TOTAL ASSETS                                11,742,054     12,355,788

               LIABILITIES
               -----------

ACCRUED EXPENSES                                          10,548          9,647
                                                    ------------   ------------

SUBSEQUENT EVENT (NOTE 5)

          NET ASSETS                                $ 11,731,506   $ 12,346,141
                                                    ============   ============

          NET ASSETS PER SHARE (NOTE 4)
            (627,459 SHARES OUTSTANDING)            $      18.69   $      19.68
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                       COMPARATIVE STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED MAY 31, 2000 AND 1999

                                                        2000           1999
                                                    ------------   ------------

INVESTMENT INCOME:
     TAX-EXEMPT INTEREST (NOTE 1)                   $    333,718   $    347,460

EXPENSES:
     CUSTODIAN FEES                                        3,000          3,000
     DIRECTORS' FEES                                       3,000          4,000
     LEGAL FEES                                              637            784
     ACCOUNTING FEES                                       4,500          5,000
     SHAREHOLDERS' REPORTS & BANK CHARGES                    352              0
     REGISTRAR & TRANSFER                                  2,031          1,956
     INSURANCE                                             1,000          1,000
     FRANCHISE TAXES                                         680            680
     INVESTMENT ADVISORY FEES (NOTE 2)                    14,768         15,512
                                                    ------------   ------------

          TOTAL EXPENSES                                  29,968         31,932
                                                    ------------   ------------

          NET INVESTMENT INCOME                          303,750        315,528
                                                    ------------   ------------

REALIZED GAIN FROM SECURITY TRANSACTIONS
  (NOTE 3)                                                 7,416           (469)
                                                    ------------   ------------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
     BEGINNING OF PERIOD                                 272,947        860,138
     END OF PERIOD                                        61,253        678,216
                                                    ------------   ------------

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                      (211,694)      (181,922)
                                                    ------------   ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                    $     99,472   $    133,136
                                                    ============   ============

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
INTEREST INCOME                                             8.98%          9.19%
                                                    ============   ============

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE SIX MONTHS ENDED MAY 31, 2000 AND 1999

                                                        2000           1999
                                                    ------------   ------------

INCREASE IN NET ASSETS - OPERATIONS:

     NET INVESTMENT INCOME                          $    303,750   $    315,528

     REALIZED GAIN FROM SECURITY
     TRANSACTIONS                                          7,416           (469)

     INCREASE/(DECREASE) IN UNREALIZED
       APPRECIATION ON INVESTMENTS                      (211,694)      (181,922)
                                                    ------------   ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                               99,472        133,136

DIVIDENDS PAID TO SHAREHOLDERS ($0.57 PER SHARE
  IN 2000 AND $0.49 IN 1999)*                           (357,652)      (307,455)
                                                    ------------   ------------

NET INCREASE/(DECREASE) IN NET ASSETS                   (258,180)      (174,319)

NET ASSETS:

     AT BEGINNING OF PERIOD                           11,989,686     12,520,460
                                                    ------------   ------------

     AT END OF PERIOD (INCLUDES UNDISTRIBUTED
     INVESTMENT INCOME OF $350,991 IN
     2000 AND $348,664 IN 1999)                     $ 11,731,506   $ 12,346,141
                                                    ============   ============

See Notes to Financial Statements.

* DIVIDENDS:
     A dividend of $.49 per share was declared May 20, 1998 and was paid July 22, 1998.
     A dividend of $.49 per share was declared November 24, 1998 and was paid January 20, 1999.
     A dividend of $.52 per share was declared May 19, 1999 and was paid July 21, 1999.
     A dividend of $.57 per share was declared November 23, 1999 and was paid January 20, 2000.
     A dividend of $.48 per share was declared May 31, 2000 and is to be paid July 20, 2000.

                                 TEP FUND, INC.
                          SUPPLEMENTARY PER SHARE DATA
                                   (UNAUDITED)

                                         FOR THE SIX MONTHS        FOR THE YEARS
                                            ENDED MAY 31         ENDED NOVEMBER 30

                                         ------------------      ------------------
                                          2000        1999        1999        1998
                                         ------------------      ------------------
SELECTED PER SHARE DATA:

INVESTMENT INCOME                        $ 0.53      $ 0.56      $ 1.09      $ 1.09

EXPENSES                                 ($0.05)     ($0.05)     ($0.10)     ($0.12)
                                         ------------------      ------------------
NET INVESTMENT INCOME                    $ 0.48      $ 0.51      $ 0.99      $ 0.97

DIVIDENDS PAID TO SHAREHOLDERS           ($0.48)     ($0.49)     ($1.01)     ($1.01)

NET REALIZED GAIN (LOSS) FROM
  SECURITY TRANSACTIONS                  $ 0.01      $ 0.00*     $ 0.11      $ 0.01

NET INCREASE/(DECREASE) IN UNREALIZED
  APPRECIATION OF INVESTMENTS            ($0.34)     ($0.29)     ($0.94)     $ 0.12
                                         ------------------      ------------------
NET INCREASE/(DECREASE) IN               ($0.32)     ($0.27)     ($0.85)     $ 0.09
  NET ASSET VALUE

NET ASSET VALUE:
     BEGINNING OF PERIOD                 $19.10      $19.95      $19.95      $19.86
                                         ------------------      ------------------

     END OF PERIOD                       $18.78      $19.68      $19.10      $19.95
                                         ==================      ==================

ANNUALIZED PERCENT OF EXPENSES TO
  AVERAGE NET ASSETS                       0.50%       0.51%       0.50%       0.56%
                                         ==================      ==================

ANNUALIZED PERCENT OF NET INVESTMENT
  INCOME TO AVERAGE NET ASSETS             5.12%       5.08%       5.07%       4.88%
                                         ==================      ==================

The number of shares outstanding during the periods above was 627,459.

See Notes to Financial Statements.

* Gain on security transactions of $1,000 was less than $.01 per share.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 2000 and 1999

NOTE 1 - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

     The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

     A. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

          (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

          (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

          All securities owned by the Fund are held in a custodian account at Citibank, N.A.

          (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized under the straight-line method from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 2000 and 1999

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

          (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. Long term capital gains/(losses) realized during the six months ended May 31, 2000 and 1999 were $7,416 and ($469) respectively. Such realized long term capital gains/(losses) were included in the dividends reportable by shareholders during the six months ended May 31, 2000, ($.01 per share).(See note 3). The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $61,253 and $678,216 at May 31, 2000 and 1999, respectively.

     B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term taxexempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Only short-term tax-exempt instruments with a rating within the three highest grades by Moody's or S & P are purchased. Short term funds are invested in Citibank's Landmark Tax Free Reserve Fund. The Fund will not invest more than 15% of its assets in uninsured industrial development bonds, and does not purchase the securities of any issuer except securities guaranteed by the United States government, its agencies or instrumentalities if as a result thereof more than 5% of its total assets would be invested in the securities of such issuer or if the Fund would own more than 5% of any class of the issuer's outstanding securities.

                                 TEP FUND, INC.
                          Notes to Financial Statements
                              May 31, 2000 and 1999

NOTE 2 - INVESTMENT ADVISORY FEE

     Under the terms of a contract for the year ended May 31, 2000 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ended May 31, 2001.

NOTE 3 - PURCHASE AND SALES OF SECURITIES

     For the six months ended May 31, 2000 and 1999, the Fund made purchases of tax-exempt securities at a cost of $150,937 and $234,413 respectively.

     During the six months ended May 31, 2000, bonds with a cost basis of $20,000 were called at par. Also, $305,021 of bonds were sold for $312,437 resulting in a, gain of $7,437. In the six months ended May 31, 1999, the Fund had a loss from the sale of a security of $469.

NOTE 4 - COMMON STOCK

     The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At May 31, 2000 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the six months ended May 31, 2000 and 1999.

NOTE 5 - SUBSEQUENT EVENT

     On May 31, 2000 the Board of Directors declared a $.48 per share dividend, to be paid on July 20, 2000 to shareholders of record on June 20, 2000.

                                  TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2000

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/00       5/31/00
------------------------------------------------------------------------------------------------------------------


  1.35%    CALIFORNIA
           ----------
           LOS ANGELES COMNTY. REDEV.                6.450%       7/1/17    $  150,000    $  153,000    $  151,793
           AGY. HSG. REV. RFOC - SER A
           CALLABLE 7/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

  2.22%    DELAWARE
           --------
           STATE GENERAL OBLIGATION                  5.900%      8/15/00    $  250,000    $  250,116    $  250,660
           NON CALLABLE
           RATED AAA/Aaa

  8.15%    FLORIDA
           -------
           ORLANDO UTILITY COMMISSION                9.625%      10/1/03    $  500,000    $  497,500    $  568,275
           WATER & ELECTRIC REVENUE
           NON CALLABLE
           RATED AAA/Aaa

           BOARD OF EDUCATION                        6.000%       6/1/21    $  250,000    $  250,000    $  250,882
           CALLABLE 6/1/10 @ 101 AND
           6/1/11 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           BOARD OF EDUCATION                        5.750%       1/1/12    $  100,000    $   99,900    $  100,708
           CAP OUTLAY SERIES A
           CALLABLE 1/1/04 @ 101
           FGIC INSURED
           RATED AA+/Aa2
                                                                            --------------------------------------
           TOTAL FLORIDA                                                    $  850,000    $  847,400    $  919,865

                        See notes to Financial Statements

                                  TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2000

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/00       5/31/00
------------------------------------------------------------------------------------------------------------------
  4.46%    HAWAII
           ------
           STATE GENERAL OBLIGATION                  7.200%       9/1/06    $  250,000    $  247,645    $  253,958
           SERIES BS
           PREREFUNDED 9/1/00 @ 101
           RATED A+/Aaa

           STATE GENERAL OBLIGATION                  5.000%       2/1/03    $  250,000    $  250,000    $  248,880
           NON-CALLABLE
           RATED A+/A1
                                                                            --------------------------------------
           TOTAL HAWAII                                                        $500,00    $  497,645    $  502,838

  4.80%    ILLINOIS
           --------
           ILLINOIS HEALTH FACS AUTH REV             5.500%      2/15/09    $  185,000    $  185,000    $  185,213
           SINAI HEALTH SYSTEM
           CALLABLE 2/15/06 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.125%       3/1/11    $  115,000    $  114,550    $  109,597
           CALLABLE 3/1/09 @ 101
           FGIC INS
           RATED Aaa/AAA

           STATE GENERAL OBLIGATION                  5.750%       5/1/17    $  250,000    $  247,548    $  246,747
           CALLABLE 5/1/06 @ 102
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL ILLINOIS                                                      $550,00    $  547,098    $  541,557

  1.50%    INDIANA
           -------
           INDIANA ST HOUSING AUTH                   5.150%       7/1/17    $  190,000    $  190,789    $  169,366
           SINGLE FAMILY MTG REV
           CALLABLE 1/1/09 @ 101
           GNMA BACKED
           RATED NR/Aaa

                        See notes to Financial Statements

                                  TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2000

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/00       5/31/00
------------------------------------------------------------------------------------------------------------------
  1.93%    KENTUCKY
           --------
           JEFFERSON COUNTY HSG AUTH                 5.000%      8/20/18    $  250,000    $  250,000    $  217,213
           MULTI FAMILY REV
           CALLABLE 8/20/08 @ 102
           GNMA BACKED
           RATED AAA

  4.53%    LOUISIANA
           ---------
           LOUISIANA ST RFDG - SER A                 5.250%       8/1/03    $  300,000    $  300,619    $  301,536
           SERIES A
           NON CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           LOUISIANA ST SER A B/E OID REOF           6.100%       5/1/11    $  200,000    $  199,000    $  210,058
           SERIES A
           PREREFUNDED 5/1/04 @ 102
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL LOUISIANA                                                  $  500,000    $  499,619    $  511,594

  2.23%    MARYLAND
           --------
           MONTGOMERY COUNTY                         5.300%       7/1/01    $  250,000    $  250,166    $  251,670
           CONSTRUCTION IMPROVEMENT
           NON CALLABLE
           RATED AAA/Aaa

                        See notes to Financial Statements

                                  TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2000

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/00       5/31/00
------------------------------------------------------------------------------------------------------------------
  9.72%    MASSACHUSETTS
           -------------
           CONSERVATION LOAN                         6.000%       6/1/11    $  500,000    $  499,000    $  506,205
           SERIES A
           PREREFUNDED 6/1/01 @ 100
           FGIC INSURED
           RATED AAA/Aaa

           STATE WATER RES AUTHORITY                 5.250%       3/1/13    $  140,000    $  137,480    $  135,640
           SERIES B
           CALLABLE 3/1/03 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           BOSTON MASS INDUSTRIAL                    5.900%       2/1/22    $  250,000    $  252,667    $  248,757
           DEVELOPMENT FINANCE AUTH.
           CALLABLE 2/1/07 @ 102
           FHA INSURED
           RATED AAA

           DEUTSCHES ALTENHEIM NURSING               5.050%      10/1/19    $  235,000    $  234,413    $  206,417
           HOME BOSTON MA
           CALLABLE 10/1/08 @ 102
           FHA INSURED
           RATED AAA
                                                                            --------------------------------------
           TOTAL MASSACHUSETTS                                              $1,125,000    $1,123,560    $1,097,019

  2.32%    MICHIGAN
           --------
           STATE ENVIRONMENTAL AUTH.                 6.250%      11/1/08    $  250,000    $  257,571    $  261,832
           PREREFUNDED 11/1/02 @ 102
           RATED AA+/Aa1

  2.73%    MISSISSIPPI
           -----------
           STATE CAPITAL IMPROVEMENT                7.125%       10/1/07    $  300,000    $  297,792    $  308,262
           PREREFUNDED 10/1/00 @ 102
           RATED AAA/Aaa

                        See notes to Financial Statements

                                  TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2000

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/00       5/31/00
------------------------------------------------------------------------------------------------------------------
  0.88%    MISSOURI
           --------
           STATE GENERAL OBLIGATION                  5.100%       8/1/09    $  100,000    $   99,750    $   99,075
           WATER POLLUTION SERIES A
           CALLABLE 8/1/03 @ 102
           RATED AAA/Aaa

  2.29%    NEVADA
           ------
           STATE GENERAL OBLIGATION                  6.500%      10/1/09    $  250,000    $  256,954    $  258,443
           COLORADO RIVER COMMUNITY
           CALLABLE 10/1/02 @ 101
           RATED AA/Aa2

  1.34%    NEW HAMPSHIRE
           -------------
           STATE GENERAL OBLIGATION                  5.250%      7/15/04    $  150,000    $  150,543    $  151,182
           SERIES B
           CALLABLE 7/15/03 @ 102
           RATED AA+/Aa2

  4.31%    NEW JERSEY
           ----------
           NJ STATE RFDG-SER-B                       6.000%      2/15/10    $  164,000    $  163,426    $  168,290
           CALLABLE 2/15/03 @ 102
           RATED AA+/Aa1

           NJ STATE RFDG-SER-D                       6.000%      2/15/10    $   86,000    $   85,699    $   89,553
           PREREFUNDED 2/15/03 @ 102
           RATED AA+/Aa1

           NJ CERT. OF PARTICIPATION "A"             5.000%      6/15/14    $  250,000    $  249,375    $  228,065
           PREREFUNDED 6/15/07 @ 100
           AMBAC INSURED
           RATED AAA/ Aaa
                                                                            --------------------------------------
           TOTAL NEW JERSEY                                                 $  500,000    $  498,500    $  485,908

                        See notes to Financial Statements

                                  TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2000

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/00       5/31/00
------------------------------------------------------------------------------------------------------------------
 17.18%    NEW YORK
           --------
           STATE MED CARE FACILITY                   5.750%      8/15/19    $  100,000    $  100,000    $   96,927
           REV HOSP & NURSING HOME
           CALLABLE 8/15/04 @ 100
           RATED AAA/NR

           STATE GENERAL OBLIGATION                  5.600%      6/15/01    $  100,000    $  100,309    $  100,841
           NON CALLABLE
           RATED A/A2

           STATE MED CARE FACILITY                   6.600%      2/15/31    $  125,000    $  126,192    $  132,192
           FING AGENCY REV SER D -B/E
           CALLABLE 2/15/03 @ 102
           RATED AAA/Aa2

           STATE MED CARE FACILITY                   6.600%      2/15/31    $  125,000    $  126,192    $  132,192
           AGY REV PREREFUNDED HOSP SER D
           PREREFUNDED 2/15/03 @ 102
           FHA INSURED
           RATED AAA/Aa2

           STATE MED CARE FACILITY                   6.600%      2/15/09    $  500,000    $  498,825    $  539,460
           N.Y. HOSPITAL SERIES A B/E
           PREREFUNDED 2/15/05 @ 102
           AMBAC INSURED
           RATED AAA/Aaa

           STATE LOCAL GOV. ASSIST. CORP.            6.875%       4/1/19    $  250,000    $  265,000    $  263,288
           SERIES A
           PREREFUNDED 4/1/02 @ 102
           RATED AA-/Aaa

           THRUWAY AUTHORITY SVC.                    6.000%       1/1/04    $  175,000    $  180,052    $  179,790
           HWY & BRDG-SERIES A
           NON-CALLABLE
           MBIA INSURED
           RATED AAA/Aaa

           THRUWAY AUTHORITY                         5.000%       4/1/15    $  250,000    $  246,875    $  226,940
           HWY 8 BRDG - SERIES A
           CALLABLE 4/1/08 @ 101
           FGIC INSURED
           RATED AAA/Aaa

                        See notes to Financial Statements

                                  TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2000

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/00       5/31/00
------------------------------------------------------------------------------------------------------------------
           STATE DORM AUTHORITY ST.                  5.350%       8/1/17    $  285,000    $  285,000    $  266,623
           BARNABAS HOSPITAL
           CALLABLE 8/1/07 @ 101
           AMBAC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL NEW YORK                                                   $1,910,000    $1,928,445    $1,938,253

  6.10%    OHIO
           ----
           STATE GO. INFRASTRUCTURE IMP.             6.650%       9/1/09    $  500,000    $  524,563    $  534,725
           NON CALLABLE
           SINKING FUND 9/1/05
           RATED AA+/Aa1

           FRANKLIN COUNTY OHIO HEALTH               6.150%     12/20/19    $  150,000    $  150,937    $  153,399
           CALLABLE 12/20/09 @ 103
           AMBAC INSURED
           RATED Aaa
                                                                            --------------------------------------
           TOTAL OHIO                                                       $  650,000    $  675,500    $  688,124

  4.55%    PENNSYLVANIA
           ------------
           GENERAL OBLIGATIONS                       6.500%      11/1/04    $  400,000    $  398,208    $  414,172
           SECOND SERIES A
           PREREFUNDED 11/1/01 @ 101.5
           MBIA INSURED
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION                  5.750%      10/1/17    $  100,000    $  100,000    $   99,324
           SECOND SERIES
           CALLABLE 10/1/09 @ 101
           MBIA INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL PENNSYLVANIA                                                  $500,00    $  498,208    $  513,496

  0.91%    RHODE ISLAND
           ------------
           BOARD OF EDUCATION                        6.100%      6/15/03    $  100,000    $  101,432    $  102,827
           CALLABLE 6/15/02 @ 102
           FGIC INSURED
           RATED AAA/Aaa
                                                                            --------------------------------------
           TOTAL RHODE ISLAND                                                  $100,00    $  101,432    $  102,827

                        See notes to Financial Statements

                                  TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2000

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/00       5/31/00
------------------------------------------------------------------------------------------------------------------
  6.64%    TEXAS
           -----
           STATE PUBLIC FINANCE AUTH.                6.000%      10/1/05    $  125,000    $  125,000    $  129,960
           SERIES A
           NON CALLABLE
           RATED AA/Aa1

           STATE GENERAL OBLIGATION                  6.000%      10/1/06    $  150,000    $  148,598    $  156,358
           NON CALLABLE
           RATED AA/Aa1

           CHANNELVIEW SCHOOL DISTRICT               5.000%      8/15/08    $  250,000    $  248,750    $  244,085
           PREREFUNDED 8/15/04 @ 100
           RATED AAA/Aaa

           STATE GENERAL OBLIGATION WTR              5.250%       8/1/12    $  225,000    $  225,000    $  218,597
           ASST.
           CALLABLE 8/1/08 @ 100
           RATED Aa1/AA
                                                                            --------------------------------------
           TOTAL TEXAS                                                      $  750,000    $  747,348    $  749,000

  3.57%    WASHINGTON
           ----------
           STATE GENERAL OBLIGATION                  6.400%       3/1/09    $  250,000    $  245,125    $  252,938
           SERIES A
           PRE-REFUNDED 3/1/01 @ 100
           RATED AA+/Aa1

           STATE GENERAL OBLIGATION                  5.500%       5/1/10    $  150,000    $  150,963    $  150,372
           SERIES B
           NON CALLABLE
           RATED AA+/Aa1
                                                                            --------------------------------------
           TOTAL WASHINGTON                                                 $  400,000    $  396,088    $  403,310

                        See notes to Financial Statements

                                  TEP FUND, INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2000

                                                                                          AMORTIZED       MARKET
 % OF                                                RATE      MATURITY        FACE          COST         VALUE
 TOTAL     MUNICIPAL BONDS                            (%)       DATE          AMOUNT       5/31/00       5/31/00
------------------------------------------------------------------------------------------------------------------
  4.47%    WISCONSIN
           ---------
           GENERAL OBLIGATION RFDG                   6.100%       5/1/05    $  150,000    $  154,853    $  156,043
           NON-CALLABLE
           RATED AA/Aaa

           STATE GENERAL OBLIGATION                  5.000%       5/1/09    $  250,000    $  250,000    $  247,723
           SERIES A
           PREREFUNDED 5/1/06 @ 100
           RATED AA/Aa2

           STATE GENERAL OBLIGATION                  6.000%       5/1/19    $  100,000    $   99,768      $100,387
           BONDS SERIES C
           CALLABLE 5/1/2010 @ 100
           RATED AA/Aa2
                                                                            --------------------------------------
           TOTAL WISCONSIN                                                  $  500,000    $  504,621    $  504,153

  1.83%    WYOMING
           -------
           COMMUNITY DEVELOPMENT AUTH.               6.650%       6/1/13    $  200,000    $  200,000    $  205,958
           INS. SINGLE FAM. MTGE - SER B
           CALLABLE 6/1/04 @ 102
           RATED AA/Aa2

                                                                           ---------------------------------------
   100%    TOTAL INVESTMENTS                                               $11,175,000   $11,222,145   $11,283,398
                                                                           =======================================

                        See notes to Financial Statements